Employee Retirement plans (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Employee Retirement Plans [Line Items]
Defined Benefit Plan, Expected Future Benefit Payments, 12/31/2014	$ 153	$ 61
Defined Benefit Plan, Expected Future Benefit Payments, 12/31/2015	161	202
Defined Benefit Plan, Expected Future Benefit Payments, 12/31/2016	89	234
Defined Benefit Plan, Expected Future Benefit Payments, 12/31/2017	0	0
Defined Benefit Plan, Expected Future Benefit Payments, 12/31/2018	260
Defined Benefit Plan, Expected Future Benefit Payments, Next 5 Years	$ 334	$ 530